SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has assessed the subsequent events from December 31, 2024 through April 30, 2025, which is the date of the consolidated financial statements were available to be issued. There were no additional material reportable subsequent events that need to be disclosed, except that on March 24, 2025, the Company submitted a registration statement on Form F-3 to the U.S. Securities and Exchange Commission for a follow-on offering, which became effective.